Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Table)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Accounts receivable, allowance for doubtful accounts receivable
The changes in the allowance for doubtful accounts during the years ended December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
(Dollars in thousands)
Beginning balance	$23,537	$25,816	$26,624
Additions, net of recoveries	67,372	62,157	76,292
Deductions	(64,007)	(64,436)	(77,100)
Ending balance	$26,902	$23,537	$25,816